UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Growth Fund, Inc.

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 26.4%
Banks - 1.6%
HDFC Bank Ltd.	287,970	$5,479,138

Capital Markets - 8.7%
Azimut Holding SpA	287,472	6,611,032
Flow Traders(a)	98,604	4,570,869
Partners Group Holding AG	28,298	11,368,692
UBS Group AG	447,797	7,203,279

		29,753,872

Consumer Finance - 2.6%
Gentera SAB de CV	2,392,270	4,721,636
SKS Microfinance Ltd.(b)	508,090	4,205,723

		8,927,359

Diversified Financial Services - 3.5%
IG Group Holdings PLC	482,151	5,530,641
London Stock Exchange Group PLC	162,160	6,550,492

		12,081,133

Insurance - 7.6%
AIA Group Ltd.	1,933,000	10,987,218
Prudential PLC	472,555	8,793,526
St James’s Place PLC	456,931	6,007,883

		25,788,627

Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp., Ltd.	494,385	8,260,303

		90,290,432

Consumer Staples - 16.7%
Beverages - 2.6%
Anheuser-Busch InBev SA/NV	72,667	9,027,917

Food & Staples Retailing - 1.4%
Tsuruha Holdings, Inc.	48,600	4,780,013

Food Products - 6.7%
Danone SA	107,193	7,605,585
Nestle SA (REG)	132,524	9,889,043
Universal Robina Corp.	1,116,066	5,254,967

		22,749,595

Household Products - 5.3%
Pigeon Corp.	167,100	4,354,118
Reckitt Benckiser Group PLC	81,147	7,827,169
Unicharm Corp.	280,800	6,111,704

		18,292,991

Personal Products - 0.7%
Cosmax, Inc.	21,070	2,312,131

		57,162,647

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.6%
Automobiles - 1.9%
Tata Motors Ltd. - Class A(b)	1,485,078	$6,587,656

Diversified Consumer Services - 1.4%
TAL Education Group (ADR)(b) (c)	96,860	4,812,005

Hotels, Restaurants & Leisure - 1.6%
Alsea SAB de CV	1,439,463	5,403,043

Household Durables - 1.7%
Panasonic Corp.	637,800	5,776,407

Internet & Catalog Retail - 3.3%
Ctrip.com International Ltd. (ADR)(b) (c)	135,400	5,992,804
JD.com, Inc. (ADR)(b)	206,174	5,463,611

		11,456,415

Multiline Retail - 2.0%
Matahari Department Store Tbk PT	4,914,500	6,800,516

Specialty Retail - 2.2%
Ace Hardware Indonesia Tbk PT	22,566,100	1,523,137
Fast Retailing Co., Ltd.(c)	18,500	5,911,201

		7,434,338

Textiles, Apparel & Luxury Goods - 2.5%
Cie Financiere Richemont SA	90,759	5,994,675
Titan Co., Ltd.	484,390	2,484,030

		8,478,705

		56,749,085

Information Technology - 13.2%
Internet Software & Services - 4.0%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	74,090	5,855,333
Tencent Holdings Ltd.	378,500	7,743,078

		13,598,411

IT Services - 1.5%
Tata Consultancy Services Ltd.	138,390	5,286,743

Semiconductors & Semiconductor Equipment - 5.6%
ams AG	144,944	4,967,134
Infineon Technologies AG	384,650	5,453,697
Taiwan Semiconductor Manufacturing Co., Ltd.	1,788,000	8,918,247

		19,339,078

Software - 2.1%
Mobileye NV(b) (c)	188,446	7,027,152

		45,251,384

Industrials - 12.6%
Aerospace & Defense - 2.4%
Safran SA	118,339	8,260,059

Building Products - 1.5%
Kingspan Group PLC	188,381	4,983,000

Company	Shares		U.S. $ Value
Electrical Equipment - 4.3%
Schneider Electric SE (Paris)		140,220	$8,836,733
Vestas Wind Systems A/S		84,920	5,983,442

			14,820,175

Industrial Conglomerates - 2.4%
Siemens AG (REG)		78,570	8,309,621

Professional Services - 2.0%
Capita PLC		453,835	6,775,576

			43,148,431

Health Care - 9.2%
Biotechnology - 0.5%
Genus PLC		80,420	1,762,889

Health Care Equipment & Supplies - 2.4%
Essilor International SA		66,316	8,171,178

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.		186,860	3,780,194

Pharmaceuticals - 5.2%
Roche Holding AG		38,465	9,444,707
Sun Pharmaceutical Industries Ltd.		349,300	4,355,907
Vectura Group PLC(b)		1,659,010	3,874,356

			17,674,970

			31,389,231

Materials - 2.5%
Chemicals - 2.5%
Bloomage BioTechnology Corp., Ltd.		1,267,500	2,782,496
LG Chem Ltd.		20,710	5,943,587

			8,726,083

Utilities - 0.9%
Water Utilities - 0.9%
Beijing Enterprises Water Group Ltd.(b) (c)		5,118,000	3,211,142

Total Common Stocks (cost $244,217,516)			335,928,435

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.0%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.42%(d) (e) (cost $3,383,685)		3,383,685	3,383,685

	Principal Amount (000)
Time Deposits - 0.2%
ANZ, London
0.08%, 4/01/16	GBP	62	88,948
BBH, Grand Cayman
(2.25)%, 4/01/16	SEK	1	122
(0.512)%, 4/01/16	EUR	61	69,378
(0.25)%, 4/01/16	DKK	1	111

	Principal Amount (000)		U.S. $ Value
0.005%, 4/01/16	HKD	1,289	$166,219
0.05%, 4/01/16	SGD	44	32,599
BTMU, Grand Cayman
(0.31)%, 4/01/16	JPY	5,288	46,984
HSBC Bank PLC, London
6.48%, 4/01/16	ZAR	394	26,704
Royal Bank of Canada, Toronto
0.05%, 4/01/16	CAD	104	80,062
Wells Fargo, Grand Cayman
(1.565)%, 4/01/16	CHF	33	33,951

Total Time Deposits (cost $535,143)			545,078

Total Short-Term Investments (cost $3,918,828)			3,928,763

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $248,136,344)			339,857,198

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
Investment Companies - 4.5%
AB Exchange Reserves - Class I, 0.40%(d) (e) (cost $15,557,735)		15,557,735	15,557,735

Total Investments - 103.8% (cost $263,694,079)(f)			355,414,933
Other assets less liabilities - (3.8)%			(12,969,028)

Net Assets - 100.0%			$342,445,905

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,884	NOK	16,140	5/18/16	$65,674
Barclays Bank PLC	SEK	6,932	USD	820	5/18/16	(35,208)
Barclays Bank PLC	USD	2,543	SEK	21,336	5/18/16	88,912
BNP Paribas SA	USD	15,643	AUD	22,388	5/18/16	1,483,009
Brown Brothers Harriman & Co.	EUR	555	USD	628	5/18/16	(3,922)
Brown Brothers Harriman & Co.	GBP	3,640	USD	5,275	5/18/16	46,811
Brown Brothers Harriman & Co.	USD	7,129	CAD	9,839	5/18/16	447,290
Citibank, NA	CAD	819	USD	591	5/18/16	(39,657)
Citibank, NA	EUR	2,902	USD	3,256	5/18/16	(50,588)
Citibank, NA	USD	2,161	CHF	2,102	5/18/16	29,313
Citibank, NA	USD	12,550	JPY	1,483,249	5/18/16	646,457
HSBC Bank USA	HKD	82,590	USD	10,594	5/18/16	(55,582)
HSBC Bank USA	USD	1,561	JPY	178,876	5/18/16	30,636
HSBC Bank USA	USD	826	SEK	6,932	5/18/16	29,706

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	CHF	2,096	USD	2,125	5/18/16	$(58,894)
Morgan Stanley Capital Services LLC	EUR	1,293	USD	1,457	5/18/16	(16,045)
Morgan Stanley Capital Services LLC	NOK	5,346	USD	625	5/18/16	(21,007)
Morgan Stanley Capital Services LLC	USD	927	CHF	903	5/18/16	14,029
Royal Bank of Scotland PLC	CNY	47,251	USD	7,025	5/18/16	(270,230)
Royal Bank of Scotland PLC	USD	4,388	GBP	3,013	5/18/16	(60,200)
Standard Chartered Bank	CAD	4,941	USD	3,718	5/18/16	(86,938)
Standard Chartered Bank	CNY	43,804	USD	6,585	5/18/16	(178,077)
Standard Chartered Bank	USD	10,833	JPY	1,240,726	5/18/16	205,582
State Street Bank & Trust Co.	CHF	21,991	USD	22,733	5/18/16	(182,874)
State Street Bank & Trust Co.	USD	5,491	HKD	42,614	5/18/16	3,982

						$2,032,179

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $4,570,869 or 1.3% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,812,952 and gross unrealized depreciation of investments was $(3,092,098), resulting in net unrealized appreciation of $91,720,854.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

March 31, 2016 (unaudited)

13.9%	United Kingdom
12.9%	Switzerland
11.9%	India
10.6%	China
9.7%	France
7.9%	Japan
4.0%	Germany
3.2%	Hong Kong
3.0%	Mexico
2.7%	Belgium
2.6%	Taiwan
2.4%	Indonesia
2.4%	South Korea
11.6%	Other
1.2%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.1% or less in the following countries: Austria, Denmark, Ireland, Italy, Netherlands, Philippines and United States.

AB International Growth Fund

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,721,636		$85,568,796		$	– 0	–	$90,290,432
Consumer Staples	– 0	–	57,162,647			– 0	–	57,162,647
Consumer Discretionary	21,671,463		35,077,622			– 0	–	56,749,085
Information Technology	12,882,484		32,368,900			– 0	–	45,251,384
Industrials	4,983,000		38,165,431			– 0	–	43,148,431
Health Care	3,874,357		27,514,874			– 0	–	31,389,231
Materials	– 0	–	8,726,083			– 0	–	8,726,083
Utilities	– 0	–	3,211,142			– 0	–	3,211,142
Short-Term Investments:
Investments Companies	3,383,685		– 0	–		– 0	–	3,383,685
Time Deposits	– 0	–	545,077			– 0	–	545,077
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,557,735		– 0	–		– 0	–	15,557,735

Total Investments in Securities	67,074,360		288,340,572	†		– 0	–	355,414,932
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	3,091,401			– 0	–	3,091,401
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,059,222)			– 0	–	(1,059,222)

Total	$67,074,360		$290,372,751		$	– 0	–	$357,447,111

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $9,109,624 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary			Total
Balance as of 6/30/15		$2,916,836			$2,916,836
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		(2,916,836)			(2,916,836)

Balance as of 3/31/16	$	– 0	–	$	– 0	–+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$	– 0	–	$	– 0	–

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended March 31, 2016 is as follows:

Market Value June 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$9,947	$66,372	$72,935	$3,384	$6

A summary of the Fund’s transactions in shares of the AB Exchange Reserves – Class I, Inc. for the nine months ended March 31, 2016 is as follows:

Market Value June 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$9,934	$129,685	$124,061	$15,558	$16

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 25, 2016